PROSPECTUS SUPPLEMENT
TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
Separate Account VL I of Talcott Resolution Life and Annuity Insurance Company

Supplement dated August 24, 2026,
to
Prospectuses dated May 1, 2026,
for
Stag Accumulator® II Variable Universal Life and Stag Variable Life Artisan Policies

This supplement updates and amends certain information contained in the current prospectus and summary prospectus, as applicable, for your variable universal life insurance Policy, as well as any subsequent supplements thereto. You should read this supplement carefully and retain it for future reference.

For Policies Issued On Or After December 1, 2003, as Stag Accumulator® II Variable Universal Life:
1.Effective August 1, 2026, Templeton Asset Management Ltd. replaced The Putnam Advisory Company, LLC as the subadvisor for the following Funds: Putnam VT Focused International Equity Fund (Class IB) and Putnam VT International Value Fund (Class IB).
2.Pending shareholder approval, on or about October 5, 2026, the Putnam VT Sustainable Leaders Fund (Class IB) will be renamed the Putnam VT Focused U.S. Research Fund (Class IB). Effective on that date, all references to the Putnam VT Sustainable Leaders Fund (Class IB) will be changed to the Putnam VT Focused U.S. Research Fund (Class IB).

For Policies Issued Before December 1, 2003, as Stag Variable Life Artisan:

1.Effective August 1, 2026, Templeton Asset Management Ltd. replaced The Putnam Advisory Company, LLC as the subadvisor for the following Fund: Putnam VT Emerging Markets Equity Fund (Class IA,) Putnam VT Focused International Equity Fund (Class IA), Putnam VT Global Asset Allocation Fund (Class IA), Putnam VT Global Health Care Fund (Class IA), Putnam VT International Equity Fund (Class IA), and Putnam VT International Value Fund (Class IA).
2.Pending shareholder approval, on or about October 5, 2026, the Putnam VT Sustainable Leaders Fund (Class IA) will be renamed the Putnam VT Focused U.S. Research Fund (Class IA). Effective on that date, all references to the Putnam VT Sustainable Leaders Fund (Class IA) will be changed to the Putnam VT Focused U.S. Research Fund (Class IA).

Due to the changes listed above, the rows for these Funds in APPENDIX A: Funds Available Under the Policy are hereby revised.

To obtain a copy of the current prospectus or updating summary prospectus, please visit
www.policyowner-services.com/productperformance or call 800-231-5453.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS

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